Tax matters - Income tax (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Tax expense for current year	$ 3,777	$ 7,496	$ 7,099
Deferred tax expense (benefit)
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	1,189	(1,270)	(190)
Total Income Tax	$ 4,966	$ 6,226	$ 6,909